Reclamation and closure cost obligations (Tables)	12 Months Ended
Dec. 31, 2023
RECLAMATION AND CLOSURE COST OBLIGATIONS [Abstract]
Schedule of reclamation and closure cost obligations
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro (1)	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance – December 31, 2021	109.4	49.3	1.5	160.2
Reclamation expenditures	(1.7)	—	(2.3)	(4.0)
Unwinding of discount	2.3	0.9	—	3.2
Revisions to expected cash flows	(16.6)	(15.6)	2.1	(30.1)
Foreign exchange movement	(5.8)	(2.3)	—	(8.1)
Balance – December 31, 2022	87.6	32.3	1.3	121.2
Less: current portion of closure costs (Note 7)	(0.4)	—	(1.3)	(1.7)
Non-current portion of closure costs	87.2	32.3	—	119.5
Balance – December 31, 2022	87.6	32.3	1.3	121.2
Reclamation expenditures	(0.5)	—	(1.9)	(2.4)
Unwinding of discount	2.7	0.9	—	3.6
Revisions to expected cash flows	(0.8)	(0.8)	0.8	(0.8)
Foreign exchange movement	2.0	0.7	(0.1)	2.6
Balance – December 31, 2023	91.0	33.1	0.1	124.2
Less: current portion of closure costs (Note 7)	(0.8)	—	—	(0.8)
Non-current portion of closure costs	90.2	33.1	0.1	123.4
1.CSP's closure cost liabilities were substantially completed during the fourth quarter of 2023. The remaining post closure activities of monitoring and environmental consulting will be expensed to other gains and losses.